Nuveen Life Funds	Supplement

Nuveen Life Funds

Nuveen Life Small Cap Equity Fund

SUPPLEMENT NO. 4
dated March 1, 2025 to the Statutory Prospectus
dated May 1, 2024

Effective March 1, 2025, Nan Zhang has been named a portfolio manager of the Nuveen Life Small Cap Equity Fund (the “Fund”). Pei Chen and Max Kozlov will continue to serve as portfolio managers for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Due to this change, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 45 of the Statutory Prospectus:

Name:	Nan Zhang, CFA
Title:	Senior Director
Experience on Fund:	since 2025

Additionally, the following is hereby added to the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 129 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN LIFE SMALL CAP EQUITY FUND
Nan Zhang, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates–2017 to Present (equity portfolio management)	2017	2012	2025

*	Including tenure at affiliate or predecessor firms, as applicable.

1	MGN-LFSMCEP-0325P

Nuveen Life Funds	Supplement

Nuveen Life Funds

SUPPLEMENT NO. 2
dated March 1, 2025, to the Statement of Additional Information (“SAI”) dated May 1, 2024

Effective March 1, 2025, Nan Zhang has been added to the portfolio management team of the Nuveen Life Small Cap Equity Fund (the “Fund”). Pei Chen and Max Kozlov will continue to serve as portfolio managers for the Fund. Accordingly, the following is hereby added to the entry for the Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 62 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Life Small Cap Equity Fund
Nan Zhang**	0	0	0	$0	$0	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2024.

MGN-LFSAI-0325P